Document and Entity Information	Jan. 11, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001023313
Document Type	8-K
Document Period End Date	Jan. 11, 2023
Entity Registrant Name	FORRESTER RESEARCH, INC.
Entity Incorporation State Country Code	DE
Entity File Number	000-21433
Entity Tax Identification Number	04-2797789
Entity Address, Address Line One	60 Acorn Park Drive
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02140
City Area Code	(617)
Local Phone Number	613-6000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $.01 Par Value
Trading Symbol	FORR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false